Product Revenue Reserve and Allowance (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Schedule of activity in the product revenue reserve and allowance

	At March 31,
	2022	2021
Balance at December 31,	$82	$14
Provision related to product sales	574	295
Credits and payments made	(418)	(297)
Balance at March 31,	$238	$12

Product Revenue Reserves
Balance at December 31, 2019	$—
Provision related to product sales	980
Credits and payments made	(966)
Balance at December 31, 2020	14
Provision related to product sales	522
Credits and payments made	(454)
Balance at December 31, 2021	$82